Commitments	12 Months Ended
Dec. 31, 2024
Commitments [Abstract]
Commitments

30. Commitments

The Group had leasing commitments as at December 31, 2024. The total future minimum lease payments under the non-cancellable operating lease with respect to the offices as of December 31, 2024 are as follows:

Lease commitment
RMB’000
Within 1 year	187
2-5 years	438
Total	625